Authorization of the consolidated financial statements	12 Months Ended
Dec. 31, 2025
Authorization of the consolidated financial statements [Abstract]
Authorization of the consolidated financial statements
28	Authorization of the consolidated financial statements

The consolidated financial statements of the Company were authorized by Verónica Tego on July 1, 2026, in her capacity as Director of Administration and Finance, as well as by the Board of Directors on the same date.